Capital Stock and Changes in Capital Accounts, detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	2,764,312	2,491,834	1,358,373
Granted	2,150,000	1,100,000	1,864,000
Vested	(971,646)	(827,522)	(730,539)
Non vested restricted common stock, ending balance	3,942,666	2,764,312	2,491,834
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 8.27	$ 9.30	$ 10.25
Weighted Average Grant Date Fair Value, Granted	2.26	6.91	9.38
Weighted Average Grant Date Fair Value, Vested	8.67	9.57	11.25
Weighted Average Grant Date Fair Value, enging balance	$ 4.89	$ 8.27	$ 9.30